Income Tax - Additional Information (Details) € in Millions, $ in Millions	84 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
United Kingdom
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	$ 7.7		$ 29.0
Spain
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	121.8	€ 110.3	118.1	€ 110.3
Disallowed costs carried forward	16.4	14.8	15.9	14.8
Luxembourg
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	$ 195.8	€ 177.4	$ 261.1	€ 243.9
Carryforward limitation (in years)	17